UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21657
                                                     ---------

                CSFB Alternative Capital Multi-Strategy Fund, LLC
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          11 Madison Avenue, 13th Floor
                               New York, NY 10010
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   PFPC, Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
           -----------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2005
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

               CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

                              FINANCIAL STATEMENTS

                          FOR THE PERIOD APRIL 1, 2005
                          (COMMENCEMENT OF OPERATIONS)
                              TO SEPTEMBER 30, 2005
                                    UNAUDITED

                CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ..........................       1

Statement of Operations ........................................................       2

Statement of Changes in Members' Capital .......................................       3

Statement of Cash Flows ........................................................       4

Notes to Financial Statements ..................................................       5

Other Information ..............................................................      11

Financial Statements of CSFB Alternative Capital Multi-Strategy Master Fund, LLC       I

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investment in CSFB Alternative Capital Multi-Strategy Master Fund, LLC
    ("Master Fund"), at fair value                                              $6,213,995
Cash                                                                               363,884
Receivable from Investment Adviser                                                  82,558
Receivable for contribution from Investment Adviser                                 97,189
Interest receivable                                                                    251
Prepaid insurance                                                                      673
                                                                                ----------
       TOTAL ASSETS                                                              6,758,550
                                                                                ----------

LIABILITIES
Contributions received in advance                                                  250,000
Professional fees payable                                                           28,500
Accounting and administration fees payable                                           6,069
Investor servicing fees payable                                                      1,667
Board of Managers' fees payable                                                      1,050
Custodian fees payable                                                                 250
Other liabilities                                                                    1,012
                                                                                ----------
       TOTAL LIABILITIES                                                           288,548
                                                                                ----------

         MEMBERS' CAPITAL                                                       $6,470,002
                                                                                ==========

MEMBERS' CAPITAL                                                                $6,470,002
                                                                                ==========

Units Outstanding ($0.001 par value; unlimited number of units authorized)          61,462
Net Asset Value per Unit (Offering and Redemption price per Unit)               $   105.27

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
       Interest                                                                 $   2,266
       Expenses                                                                   (13,904)
                                                                                ---------

       NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND                             (11,638)
                                                                                ---------

FUND INVESTMENT INCOME (LOSS)
       Interest                                                                     8,828
                                                                                ---------

       Expenses
         Professional fees                                                         28,500
         Accounting and administration fees                                        18,208
         Investor servicing fees                                                    5,000
         Board of Managers' fees                                                    3,850
         Insurance                                                                    673
         Custody fees                                                                 650
         Other expenses                                                               300
                                                                                ---------
         Total expenses                                                            57,181
                                                                                ---------

       Net investment loss prior to reimbursement from Investment Adivser         (59,991)
                                                                                ---------

       Reimbursement from Investment Adviser
         Fund                                                                     (57,171)
         Master Fund                                                                   --
                                                                                ---------
       Total reimbursement from Investment Adviser                                (57,171)
                                                                                ---------

NET INVESTMENT LOSS                                                                (2,820)
                                                                                ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER FUND
       Net realized gain on investments                                               396
       Net change in unrealized appreciation on investments                       225,237
                                                                                ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER FUND        225,633
                                                                                ---------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                      $ 222,813
                                                                                =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBER'S CAPITAL RESULTING FROM OPERATIONS
       Net investment loss                                                                  $    (2,820)
       Net realized gain on investments allocated from Master Fund                                  396
       Net change in unrealized appreciation on investments allocated from Master Fund          225,237
                                                                                            -----------
       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                               222,813
                                                                                            -----------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                                  6,050,000
       Capital contributions by Investment Adviser                                               97,189
                                                                                            -----------

       INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS                       6,147,189
                                                                                            -----------

TOTAL INCREASE IN MEMBERS' CAPITAL                                                            6,370,002

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                           100,000
                                                                                            -----------
MEMBERS' CAPITAL, END OF PERIOD                                                             $ 6,470,002
                                                                                            ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations                        $   222,813
    Adjustments to reconcile net increase in members' capital resulting from operations to net cash used by operating activities:
     Increase in investment in Master Fund                                            (6,000,000)
     Increase in receivable from Investment Adviser                                      (82,558)
     Increase in interest receivable                                                        (251)
     Increase in prepaid insurance                                                          (673)
     Increase in professional fees payable                                                28,500
     Increase in accounting and administration fees payable                                6,069
     Increase in investor servicing fees payable                                           1,667
     Increase in Board of Managers' fees payable                                           1,050
     Increase in custodian fees payable                                                      250
     Increase in other liabilities                                                         1,012
     Net investment loss allocated from Master Fund                                       11,638
     Net realized and unrealized gain on investments allocated from Master Fund         (225,633)
                                                                                     -----------
     NET CASH USED BY OPERATING ACTIVITIES                                            (6,036,116)
                                                                                     -----------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions, net of contributions received in advance                     6,300,000
                                                                                     -----------
       NET CASH PROVIDED BY FINANCING ACTIVITIES                                       6,300,000
                                                                                     -----------

NET INCREASE IN CASH                                                                     263,884
Cash at beginning of period                                                              100,000
                                                                                     -----------
Cash at end of period                                                                $   363,884
                                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

CSFB Alternative Capital Multi-Strategy Fund, LLC (the "Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by a Board of Managers (the "Board") that is comprised of a majority of independent managers as described under the 1940 Act. The Fund utilizes a master feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the CSFB Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund") which, like the Fund, is a closed-end, non-diversified management investment company having the same objective as the Fund. The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"). The value of the Fund's investment in the Master Fund included in the Statement of Assets, Liabilities and Members' Capital reflects the Fund's proportionate beneficial interest in the members' capital of the Master Fund which was 4.52% at September 30, 2005.

The Master Fund is one of five master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are fifteen registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "CSFB Funds").

On March 28, 2005, the Board approved an investment advisory agreement with CSFB Alternative Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse First Boston, LLC, is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser pursuant to the terms of the investment advisory agreement will direct the Master Fund's investment program. The Board has approved advisory agreements with the Investment Adviser relating to all five of the master funds included in the CSFB Funds.

The Fund's fiscal year ends March 31. The Fund commenced operations on April 1, 2005, after having received $100,000 of seed capital from an affiliate of the Investment Adviser.

The financial statements of the Master Fund, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements. Other funds managed by the Investment Adviser, whose financial statements are not presented here, also invest in the Master Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. VALUATION

The net asset value per unit of the Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investment in the Master Fund is considered to be illiquid and can only be redeemed periodically. In accordance with the established procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for the Fund's investment in the Master Fund in accordance with the Master Fund's valuation policies.

The Master Fund's valuation policies provide that the fair value it assigns for each of its pooled investment vehicles ("Portfolio Funds") ordinarily will be the value determined as of each such fiscal period end for each Portfolio Fund in accordance with each Portfolio Fund's valuation policies and reported by each Portfolio Fund or each Portfolio Fund's administrator to the Master Fund or its administrator. Although procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Managers.

As a general matter, the fair value of the Fund's interest in the Master Fund represents the amount that the Fund could reasonably expect to receive from the Master Fund if its interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The value assigned to the Fund's investment in the Master Fund is based on available information and does not necessarily represent the amount that might ultimately be realized, as such amount depends on future circumstances and cannot reasonably be determined until the Master Fund investment is actually liquidated.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amount the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

B. INVESTMENT INCOME AND EXPENSES

The Fund records its pro rata share of the Master Fund's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses as incurred. Realized gains and losses and changes in unrealized appreciation and depreciation represent the Fund's share of such elements allocated from the Master Fund. The Fund bears all expenses incurred in its business other than those that the Investment Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees;

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. INVESTMENT INCOME AND EXPENSES (CONTINUED)

accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

C. FUND FORMATION COSTS

No provision for organizational costs and initial year Blue Sky fees has been made, as the Investment Adviser has committed to paying these costs directly. These costs aggregated to approximately $160,000 for the period ended September 30, 2005.

D. FEDERAL INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying investments to the extent such income is not exempted from withholdings under the Internal Revenue Code and Regulations thereunder.

E. CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2005, the Fund held $363,884 in an interest bearing cash account at PNC Bank.

3. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Fund for each allocation period will be allocated among and credited to or debited against the capital accounts of the Members.

4. TRANSACTIONS WITH AFFILIATES

The Investment Adviser has contractually agreed to limit total annualized expenses of the Fund to 1.75% of average Members' Capital (the "Expense Limitation Agreement") through July 31, 2006. The Expense Limitation Agreement will automatically renew on an annual basis unless terminated. The Expense

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Limitation Agreement also covers the Fund's pro rata share of expenses incurred by the Master Fund, including the management fee paid to the Investment Adviser. In addition, the Investment Adviser has voluntarily agreed to reimburse the Fund for all costs incurred directly by the Fund for its initial year of operations.

The Fund pays the Investment Adviser a member servicing fee at the annual rate of 0.50% of the Fund's month end members' capital, including assets attributable to the Investment Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The Investment Adviser has voluntarily waived the servicing fee for the period.

The Investment Adviser, with the approval of the Board, has made a contribution of capital to the Fund of $97,189 which has been credited to the accounts of the members. Such amount is shown as Receivable for contribution from Investment Adviser on the Statement of Assets, Liabilities and Members' Capital at September 30, 2005.

All receivables from the Investment Adviser that were outstanding as of September 30, 2005 have subsequently been settled.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the CSFB Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the CSFB Funds.

In accordance with the terms of the Administration, Accounting and Investor Services agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the Administration Agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Administration Agreement, the Fund pays PFPC a fee for services rendered. PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Master Fund.

5. REPURCHASE OF MEMBERS' INTERESTS

The Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Fund from members pursuant to written tenders by the Members. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase interests from Members quarterly as of the last business day of March, June, September and December. Although the Fund has not offered to repurchase any interests from Members to date, it is expected to begin to offer repurchase interests on March 31, 2006.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

--------------------------------------------------------------------------------

6. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund or the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

7. CAPITAL UNIT TRANSACTIONS

Transactions of units were as follow for the six months ended September 30, 2005:

    Number of units issued                   60,462.191
    Units outstanding, beginning of period    1,000.000
                                            -----------
    Units outstanding, end of period         61,462.191
                                            ===========

8. FINANCIAL HIGHLIGHT INFORMATION

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital. The total return amount has not been annualized.

FOR THE PERIOD APRIL 1, 2005 (a) TO SEPTEMBER 30, 2005

PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period                     $  100.00
   Income from investment operations:
     Net investment loss (b)                                    (0.10)
     Net realized and unrealized gain on investments             1.82
                                                            ---------
     Total from investment operations                            1.72
     Capital contribution by Investment Adviser (c)              3.55
                                                            ---------
     Total increase in net asset value                           5.27
                                                            ---------
   Net asset value, end of period                           $  105.27
                                                            =========

TOTAL RETURN (not annualized)                                    5.27%(c)
                                                            =========

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

RATIOS/SUPPLEMENTAL DATA:
ANNUALIZED RATIOS TO AVERAGE MEMBERS' CAPITAL :
     Operating expenses (d)                            5.07%
     Expense reimbursement (g)                        (4.08)%
                                                     ------
     Net expenses (d)                                  0.99%

     Net investment loss (e)                          (0.20)%

PORTFOLIO TURNOVER (not annualized) (f)               22.90%

MEMBERS' CAPITAL, END OF PERIOD (000's)              $6,470
AVERAGE MEMBERS' CAPITAL (000's)                     $2,796

(a)   Commencement of operations.

(b)   Calculated using average units outstanding during the period.

(c)   Includes 3.55 of capital contributions from Investment Adviser.

(d)   Includes expenses allocated from the Master Fund and the Fund..

(e)   Includes income allocated from the Master Fund..

(f) The percentage reflects the portfolio turnover rate of the Master Fund, in which the Fund invested all of its investable assets.

(g)   The expense  reimbursement  includes voluntary  reimbursements made by the
      Investment Adviser with the approval of the Board which may be discontinued at any time. If such voluntary reimbursements were not made, the net expense ratio would be higher.

CSFB  ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling 1-800-910-2732.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

THE INVESTMENT ADVISER

Pursuant to the terms of an investment advisory agreement entered into between each master fund included in the CSFB Funds (each a "Master Fund" and collectively, the "Master Funds") and the Investment Adviser dated as of March 28, 2005 (the "Advisory Agreement"), the Investment Adviser is responsible for developing, implementing and supervising a Master Fund's continuous investment program in a manner consistent with the investment objective and policies of the Master Fund, and in connection therewith shall regularly provide investment advice and recommendations to each Master Fund with respect to its investments, investment policies and purchases and sales of securities and shall arrange for the purchase and sale of such securities. The Board also considered and approved an investment advisory agreement entered into between the Master Fund and the Investment Adviser in connection with the possible exemptive relief from the SEC. For purposes of this section, reference to the Master Fund Board refers to the Board of Managers with respect to the Master Fund, and the reference to the Board refers to the Fund's Board and the Master Fund Board.

As compensation for services and facilities required to be provided by the Investment Adviser under the Advisory Agreements, each Master Fund will pay the Investment Adviser a quarterly fee (the "Management Fee") computed at the annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of the month and payable each calendar quarter (before any repurchases of interests). The Advisory Agreements were approved by the Master Fund Board (including a majority of each Master Fund Board's Independent
Managers), at a meeting held in person on March 28, 2005, and were approved on March 28, 2005 by the sole interest holder, an affiliate of the Investment Advisor, of each Master Fund. As discussed further below, the Advisory Agreements were amended on June 23, 2005 by the Master Fund Board at an in-person meeting to reduce the management fee to its present level. The Advisory Agreements' initial term is from March 28, 2005 through March 28, 2007, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Master Fund Board, or by vote of a majority of the outstanding voting securities of each Master Fund, provided that in either event the continuance is also approved by a majority of each Master Fund's Independent Managers by vote cast in person at a meeting called for

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

--------------------------------------------------------------------------------

THE INVESTMENT ADVISER (CONTINUED)

the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days' prior written notice by the Master Fund Board; by vote of a majority of the outstanding interests of a Master Fund, or by the Investment Adviser. The Advisory Agreement also provides that it will terminate automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder if consent is not obtained by the holders of a majority of the outstanding voting interests of a Master Fund.

When considering the initial approval of the Advisory Agreements between a Master Fund and the Investment Adviser, the Master Fund Board considered, among other information, the following:

-     A report comparing the fees and anticipated expenses of a Master Fund;

-     Information on a relevant peer group of registered funds of Hedge Funds;

- The economic outlook and the general investment outlook in the relevant financial markets;

- The Investment Adviser's results and the financial condition and resources of Credit Suisse Group;

-     Arrangements regarding the distribution of Fund Units;

-     The procedures used to determine the fair value of Master Fund assets;

- The Investment Adviser's anticipated management of the relationship with the Master Funds' administrator, custodian and independent registered public accounting firm;

- The resources devoted to the Investment Adviser's compliance efforts undertaken on behalf of the private funds it manages and its efforts in regard to its first registered investment companies;

- The quality, nature, cost and character of the administrative and other non-investment management services provided by the Investment Adviser and its affiliates;

-     Investment management staffing; and

- Anticipated operating expenses (including transfer agency expenses) to be paid to third parties.

In evaluating each Advisory Agreement between a Master Fund and the Investment Adviser, the Master Fund Board reviewed material furnished by the Investment Adviser at the Master Fund Board meetings held on March 9, 2005 and March 28, 2005, including the above referenced considerations and information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Advisory Agreements. The Master Fund Board also took into account the time and attention to be devoted by the investment committee and other investment professionals of the Investment Adviser to each Master Fund and related CSFB Funds in the fund complex. The Master Fund Board evaluated the level of skill required to manage each Master Fund and concluded that resources available at the Investment Adviser were appropriate to effectively fulfill the duties of the Investment Adviser on behalf of each Master Fund. The Master Fund Board also considered the business reputation of the Investment Adviser and Credit Suisse Group, and concluded that the Investment Adviser would be able to meet any reasonably foreseeable obligations under the Advisory Agreements.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

--------------------------------------------------------------------------------

THE INVESTMENT ADVISER (CONTINUED)

The Master Fund Board received information and a presentation concerning the investment philosophy and investment process to be applied by the Investment Adviser in managing each Master Fund. In this regard, the Master Fund Board considered the Investment Adviser's in-house research capabilities and proprietary databases of Portfolio Fund Manager information, as well as other resources available to the Investment Adviser's personnel, including research as a result of investments effected for other investment advisory clients. The Master Fund Board concluded that the Investment Adviser's investment process, research capabilities and philosophy are well suited to each Master Fund, given each such Master Fund's investment objective and policies.

The Master Fund Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements. Nor are the items described herein all encompassing of the matters considered by the Independent Managers. In assessing the information provided by the Investment Adviser and its affiliates, the Master Fund Board also took into consideration the benefits to Members of investing in a Master Fund advised by an experienced fund of Hedge Funds investment manager, which is itself part of a global financial services provider.

Based on its consideration of all factors that it deemed material and assisted by the advice of its counsel, the Master Fund Board concluded that the approval of each Advisory Agreement, including the fee structure (described in the Prospectus), was in the interests of each Master Fund's Members.

Pursuant to a separate Services Agreement, the Investment Adviser provides certain services to the Fund and the other feeder funds comprising the CSFB Funds (together, the "Feeder Funds") that are in addition to the services provided to the Master Funds. These services include, among others, certain legal and accounting support services, certain recordkeeping functions, provision of office space and oversight and direction of other service providers, including the administrator and the custodian. In consideration for performing such administrative services to the Fund, the Fund may pay the Investment Adviser or its affiliates a fee computed at the annual rate of 0.35% of the aggregate value of outstanding Units (before any repurchases of interests), determined as of the last day of each calendar month and paid quarterly (the "Services Fee"). In considering the Services Fee, the Board examined similar factors to those it considered relevant in approving the Management Fee, including the nature and quality of the services, the needs of the Fund, the overall relationship to the Investment Adviser, and the potential for achieving economies of scale.

When considering the June 23, 2005 amendment of the Advisory Agreement, the Board reviewed the Investment Adviser's request to reduce the Management Fee, paid at the Master Fund level, and to increase the Services Fee charged at the Feeder Fund level. In evaluating the proposed changes to the Management Fee, the Board considered the nature and quality of the management services, the reasonableness of the fee, and competitive positioning of the Management Fee. The Board then reviewed the administrative services provided by the Investment Adviser to the Master Funds and the Feeder Funds pursuant to, respectively, the Advisory Agreement and the Services Agreement, and the allocation of those fees. In determining to reduce the Management Fee, the Board noted that the reduction would not diminish the nature or quality of advisory services provided to the Master Funds.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC

--------------------------------------------------------------------------------

THE INVESTMENT ADVISER (CONTINUED)

The Board relied upon representation of the Investment Adviser that a greater portion of services provided under the Investment Advisory Agreement should be provided under the Services Agreement, because they were more administrative in nature. The Board also relied upon representations from the Investment Adviser concerning the reasonableness of the reallocation of those services and related fees to the Services Agreement.

The Board concluded that, at current asset levels, based on representations of the Investment Adviser, the fee structure and the new apportionment of fees between the Fund and its Master Fund is reasonable. The Board requested the Investment Adviser, on an annual basis, provide an assessment of costs and profitability, so that the Board may further examine whether breakpoints should be added based on economies of scale arising from asset growth.

In addition, the Board noted the differential between the expense ratio of the Fund and feeder funds for tax-exempt/tax-deferred investors that also invest in the Master Funds. The Board considered and noted the Investment Adviser's representation that such differential arises from differing Service Fee levels between the feeder funds.

The Board considered the Investment Adviser's representations regarding the different levels of services, both in type and degree, between the Fund and the feeder funds for tax-exempt/tax-deferred investors. In particular, the Board considered the Investment Adviser's representation that the Fund, as reflected in the Service Fee, requires more accounting and tax preparation and record keeping services, and general supervision of record keeping (arising from the partnership taxation status of the Fund) that are incurred by feeder funds having only tax-exempt/tax-deferred investors. The Board also considered the operation of expense caps to limit expenses incurred by Members in this regard.

            CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                          FOR THE PERIOD APRIL 1, 2005
                          (COMMENCEMENT OF OPERATIONS)
                              TO SEPTEMBER 30, 2005
                                    UNAUDITED

            CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED

                                    CONTENTS

Schedule of Investments ...................................................    1

Statement of Assets, Liabilities and Members' Capital .....................    3

Statement of Operations ...................................................    4

Statement of Changes in Members' Capital ..................................    5

Statement of Cash Flows ...................................................    6

Notes to Financial Statements .............................................    7

Other Information .........................................................   14

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             PERCENTAGE
                                                                             OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS* ^# 97.20%                      LIQUIDITY**     CAPITAL           COST        FAIR VALUE
CONVERTIBLE ARBITRAGE
Aristeia Partners, L.P.                                         Quarterly        2.22%       $ 3,000,000    $  3,054,206
Fore Convertible Fund, L.P.                                     Quarterly        2.63%         3,568,740       3,606,508
                                                                                -----        -----------    ------------
                                                                                 4.85%         6,568,740       6,660,714
                                                                                -----        -----------    ------------

DEDICATED SHORT BIAS
Spring Point Contra Partners, L.P.                              Quarterly        2.30%         3,200,000       3,161,790
                                                                                -----        -----------    ------------

EMERGING MARKETS
Anak Europenan Fund, Ltd - Class B                               Monthly         2.22%         3,000,000       3,044,789
Pharo Arbitrage Partners, L.P.                                   Monthly         3.05%         4,000,000       4,185,922
The Rohatyn Group Global Opportunity Partners, L.P.             Quarterly        2.63%         3,500,000       3,611,355
Spinnaker Global Opportunity Fund, Ltd Class A1                 Quarterly        1.88%         2,320,744       2,587,551
                                                                                -----        -----------    ------------
                                                                                 9.78%        12,820,744      13,429,617
                                                                                -----        -----------    ------------

EQUITY LONG/SHORT
AQR Global Stock Selection Institutional Fund, L.P.             Quarterly        1.50%         2,000,000       2,057,877
Gandhara Fund, L.P.                                             Quarterly        1.56%         2,000,000       2,139,712
Glenview Institutional Partners, L.P.                           Quarterly        3.26%         4,500,000       4,470,474
Lansdowne UK Equity Fund, L.P.                                   Monthly         2.27%         3,000,000       3,118,085
Moore Technology Venture Fund, LLC (Onshore)                       (a)           0.02%            34,096          29,068
Pennant Onshore Qualified, LP                                   Quarterly        3.37%         4,500,000       4,622,790
The Antares European Fund, L.P.                                 Quarterly        3.72%         4,452,499       5,109,634
Theorema Europe Fund, Ltd.                                       Monthly         1.97%         2,500,000       2,705,113
Tosca Fund Ltd. USD class                                       Quarterly        3.51%         4,325,905       4,827,190
Tremblant Partners, LP                                          Quarterly        1.75%         2,204,266       2,406,242
Ward Ferry Asia Fund Limited Class Series 1                      Monthly         3.27%         4,008,602       4,495,650
Westfield Life Science Fund II L.P.                              Monthly         2.35%         2,863,040       3,222,701
Whitney New Japan Investors, Ltd.                               Quarterly        2.58%         3,178,066       3,547,270
                                                                                -----        -----------    ------------
                                                                                31.13%        39,566,474      42,751,806
                                                                                -----        -----------    ------------

EVENT DRIVEN
Atticus Global, L.P.                                            Quarterly        3.70%         4,330,762       5,075,704
GoldenTree High Yield Partners, L.P.                            Quarterly        3.86%         5,084,849       5,305,413
Perry Partners, L.P.                                            Quarterly        2.46%         3,298,038       3,379,784
Silverpoint Capital Onshore Fund, L.P.                          Quarterly        1.61%         2,095,161       2,220,592
York Capital Management, L.P.                                   Annually         2.73%         3,494,582       3,747,600
                                                                                -----        -----------    ------------
                                                                                14.36%        18,303,392      19,729,093
                                                                                -----        -----------    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                             PERCENTAGE
                                                                             OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS* ^# 97.20%                      LIQUIDITY**     CAPITAL           COST        FAIR VALUE
FIXED INCOME ARBITRAGE
The Obsidian Fund, LLC                                          Quarterly        5.73%       $ 7,775,282    $  7,868,511
                                                                                -----        -----------    ------------

GLOBAL MACRO
Remington Investments Strategies, L.P.                          Quarterly        7.44%         9,230,771      10,219,665
The Tudor BVI Global Fund, L.P. - Class A                        Monthly         5.91%         7,537,905       8,111,296
                                                                                -----        -----------    ------------
                                                                                13.35%        16,768,676      18,330,961
                                                                                -----        -----------    ------------

MANAGED FUTURES
Campbell Financial Futures Fund, L.P.                            Monthly         2.75%         3,661,659       3,772,971
Touradji Global Resources Fund, L.P.                            Quarterly        2.44%         3,500,000       3,357,124
                                                                                -----        -----------    ------------
                                                                                 5.19%         7,161,659       7,130,095
                                                                                -----        -----------    ------------

MULTI-STRATEGY
Amaranth Capital Partners, LLC Series 10007                     Quarterly        4.18%         5,150,552       5,738,802
AQR Absolute Return Institutional Fund, L.P.                    Quarterly        1.48%         2,000,000       2,033,243
Silverback Partners, L.P.                                       Quarterly        0.99%         1,550,001       1,356,080
Stark Investments, L.P.                                         Quarterly        3.86%         5,135,341       5,310,734
                                                                                -----        -----------    ------------
                                                                                10.51%        13,835,894      14,438,859
                                                                                -----        -----------    ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS * ^# (COST $126,000,861)                                                133,501,446
                                                                                                            ------------

OTHER ASSETS, LESS LIABILITIES 2.80%                                                                           3,839,732
                                                                                                            ------------

MEMBERS' CAPITAL 100.00%                                                                                    $137,341,178
                                                                                                            ============

(a) Portfolio Fund in liquidation.

* - Fair valued investments.

** - Available frequency of redemptions after expiration of lock-up provisions, where applicable.

# - Non-income producing securities.

^ - Securities are issued in private placement transactions and as such are restricted as to resale.

Total cost and value of restricted securities as of September 30, 2005 was $126,000,861 and $133,501,446, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at fair value (cost $126,000,861)             $133,501,446
Cash                                                                            10,112,490
Receivable for Portfolio Funds sold                                              2,705,482
Interest receivable                                                                 24,846
Other assets                                                                           673
                                                                              ------------
       TOTAL ASSETS                                                            146,344,937
                                                                              ------------

LIABILITIES
Payable for fund units redeemed                                                  8,600,000
Management fees payable                                                            317,065
Professional fees payable                                                           55,087
Accounting and administration fees payable                                          26,904
Custodian fees payable                                                               2,640
Board of Managers' fees payable                                                      1,050
Other liabilities                                                                    1,013
                                                                              ------------
       TOTAL LIABILITIES                                                         9,003,759
                                                                              ------------

            MEMBERS' CAPITAL                                                  $137,341,178
                                                                              ============

MEMBERS' CAPITAL                                                              $137,341,178
                                                                              ============

Units Outstanding ($0.001 par value; unlimited number of units authorized)       1,300,010
Net Asset Value per Unit (Offering and Redemption price per Unit)             $     105.65

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS) TO
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                        $   145,142
                                                                    -----------

EXPENSES
    Management fees                                                     648,331
    Accounting and administration fees                                   78,093
    Professional fees                                                    60,000
    Custodian fees                                                        6,410
    Board of Managers' fees                                               2,850
    Miscellaneous fees                                                    7,694
                                                                    -----------
       TOTAL EXPENSES                                                   803,378
                                                                    -----------
       NET INVESTMENT LOSS                                             (658,236)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
       Net realized gain on investments                                  72,340
       Net change in unrealized appreciation on investments           7,500,585
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       7,572,925
                                                                    -----------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS          $ 6,914,689
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS) TO
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS
       Net investment loss                                                     $    (658,236)
       Net realized gain on investments                                               72,340
       Net change in unrealized appreciation on investments                        7,500,585
                                                                               -------------

       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                  6,914,689
                                                                               -------------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                      53,977,953
       In-kind contributions (Notes 1 & 10)                                       95,498,977
       Capital withdrawals                                                       (19,150,441)
                                                                               -------------

       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS      130,326,489
                                                                               -------------

TOTAL INCREASE IN MEMBERS' CAPITAL                                               137,241,178
                                                                               -------------

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                100,000
                                                                               -------------
MEMBERS' CAPITAL, END OF PERIOD                                                $ 137,341,178
                                                                               =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS) TO
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations             $  6,914,689
   Adjustments to reconcile net increase in members' capital resulting from operations to net cash used by operating activities:
     Purchases of Portfolio Funds                                          (54,700,000)
     Sales of Portfolio Funds                                               24,270,456
     Increase in receivable for Portfolio Funds sold                        (2,705,482)
     Increase in interest receivable                                           (24,846)
     Increase in other assets                                                     (673)
     Increase in management fees payable                                       317,065
     Increase in professional fees payable                                      55,087
     Increase in accounting and administration fees payable                     26,904
     Increase in custodian fees payable                                          2,640
     Increase in Board of Managers' fees payable                                 1,050
     Increase in other liabilities                                               1,013
     Net realized gain on investments                                          (72,340)
     Net change in unrealized appreciation on investments                   (7,500,585)
                                                                          ------------
       NET CASH USED BY OPERATING ACTIVITIES                               (33,415,022)
                                                                          ------------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                    53,977,953
   Capital withdrawals, net of payable for fund units redeemed             (10,550,441)
                                                                          ------------
       NET CASH PROVIDED BY FINANCING ACTIVITIES                            43,427,512
                                                                          ------------

NET INCREASE IN CASH                                                        10,012,490
Cash at beginning of period                                                    100,000
                                                                          ------------
Cash at end of period                                                     $ 10,112,490
                                                                          ============

SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash financing activity:
        In-kind contributions (Notes 1 & 10)                              $ 95,498,977

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

CSFB Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"), and by maintaining diversified exposure to a number of Portfolio Funds employing different strategies and opportunistically adjusting its strategy allocations based upon the Investment Adviser evaluation of the relative prospects and risks.

The Master Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers as described under the 1940 Act. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of five master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are fifteen registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "CSFB Funds").

On March 28, 2005, the Board approved an investment advisory agreement with CSFB Alternative Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse First Boston, LLC, is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to all five of the master funds included in the CSFB Funds.

On February 24, 2005, Credit Suisse First Boston Private Equity, Inc., an affiliate of the Investment Adviser, provided the Master Fund's seed capital contribution of $100,000. The Master Fund commenced operations on April 1, 2005. The Master Fund's fiscal year ends March 31.

At the close of business, March 31, 2005, the Master Fund received $95,498,977 of assets contributed in-kind from Multi-Strategy Private Fund, LP (the "Private Fund"), an unregistered private fund managed by the Investment Adviser. The Private Fund is a Delaware limited partnership formed on March 4, 2005, comprised of high net worth individuals and institutions, and serves as the successor entity of several private partnerships, also managed by the Investment Adviser, which transferred all of their investable assets to the Private Fund.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

A. VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Master Fund's interest were redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each fiscal period end ordinarily will be the value determined as of such fiscal period end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $133,501,446, which is 100.00% of the Master Fund's investments at September 30, 2005, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

B. INVESTMENT INCOME

Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment has been recovered through previous redemptions from its investment in such Portfolio Funds.

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CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FUND EXPENSES

The Master Fund will bear all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodial fees; insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. Costs associated with the formation of the Master Fund, primarily legal and other professional fees, were approximately $61,000 and were borne by the Investment Adviser.

D. FEDERAL INCOME TAXES

The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign Members, the Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

E. CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2005, the Master Fund held $10,112,490 in an interest bearing cash account at PNC Bank.

3. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited against the capital accounts of the Members.

4. INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee") as amended, at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The annual management fee was amended from an annual rate of 1.25% of aggregate value of its

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CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

4.  INVESTMENT   ADVISORY  SERVICES  AND  OTHER   TRANSACTIONS  WITH  AFFILIATES
(CONTINUED)

outstanding interests determined as of the last day of each month for the period as of April 1, 2005 through June 30, 2005 to an amended annual rate of 1.00% of the aggregated value of its outstanding interests effective as of July 1, 2005.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the CSFB Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the CSFB Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Master Fund's administrator pursuant to the Administration Agreement between PFPC and the Master Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Administration Agreement, the Master Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund.

5. SECURITY TRANSACTIONS

During the six months ended September 30, 2005, aggregate purchases of Portfolio Funds amounted to $54,700,000 and aggregate sales of Portfolio Funds amounted to $24,270,456.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the period April 1, 2005 to September 30, 2005.

6. PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser.

As of September 30, 2005 the Master Fund had investments in Portfolio Funds valued at $133,501,446, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 0.75% to 4.00% (per annum) of the net assets and performance fees or allocations of up to 25.00% of net profits earned. The Portfolio Funds provide for periodic redemption, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after any lock-up provisions.

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CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund.

The Master Fund itself does not invest in securities with off-balance sheet risk. Because of the limitation on rights of redemption and the fact that the Master Fund's units will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Adviser may invest the Master Fund's assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase units from time to time, there can be no assurance such offers will be made with any regularity.

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

8. REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase interests from members quarterly as of the last business day of March, June, September and December.

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CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

9. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

10. CAPITAL UNIT TRANSACTIONS

Transactions of units were as follows for the six months ended September 30, 2005:

      Number of units issued                                  530,403.285
      Number of units issued for in-kind contribution         954,989.775
      Number of units redeemed                               (186,383.349)
                                                            -------------
      Net increase in units outstanding                     1,299,009.711
      Units outstanding, beginning of period                    1,000.000
                                                            -------------
      Units outstanding, end of period                      1,300,009.711
                                                            =============

11. FINANCIAL HIGHLIGHT INFORMATION

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly Members' capital. The ratios do not reflect the Master Fund's proportionate share of income and expenses from Portfolio Funds. The total return amount has not been annualized.

FOR THE PERIOD APRIL 1, 2005 (a) TO SEPTEMBER 30, 2005

PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period                           $100.00
                                                                  -------
   Income from investment operations:
     Net investment loss (b)                                        (0.59)
     Net realized and unrealized gain on investments                 6.24
                                                                  -------
     Total from investment operations                                5.65
                                                                  -------
   Net asset value, end of period                                 $105.65
                                                                  =======

TOTAL RETURN (not annualized)                                        5.65%
                                                                  =======

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CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

11. FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

FOR THE PERIOD APRIL 1, 2005 (a) TO SEPTEMBER 30, 2005

RATIOS/SUPPLEMENTAL DATA:
ANNUALIZED RATIOS TO AVERAGE MEMBERS' CAPITAL :
     Operating expenses (c)                                               1.40%
     Net investment loss                                                 (1.15)%

PORTFOLIO TURNOVER (not annualized)                                      22.90%

MEMBERS' CAPITAL, END OF PERIOD (000's)                               $137,341
AVERAGE MEMBERS' CAPITAL (000's)                                      $114,157

      (a)   Commencement of operations.

      (b)   Calculated using average units outstanding during the period.

      (c)   Expenses of Portfolio Funds are not included in the expense ratio.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the second quarter and the fourth quarter of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT

Pursuant to the terms of an investment advisory agreement entered into between each master fund included in the CSFB Funds (each a "Master Fund" and collectively, the "Master Funds") and the Adviser dated as of March 28, 2005 (the "Advisory Agreement"), the Investment Adviser is responsible for developing, implementing and supervising a Master Fund's continuous investment program in a manner consistent with the investment objective and policies of the Master Fund, and in connection therewith shall regularly provide investment advice and recommendations to each Master Fund with respect to its investments, investment policies and purchases and sales of securities and shall arrange for the purchase and sale of such securities. The Board also considered and approved an investment advisory agreement entered into between the Master Fund and the Investment Adviser in connection with the possible exemptive relief from the SEC. For purposes of this section, "Investment Advisory Services", reference to the Advisory Agreement includes the Master Fund's Advisory Agreement and reference to the Master Fund Board includes the Board with respect to the Master Fund.

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CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

APPROVAL OF AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT (CONTINUED)

As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreements, each Master Fund will pay the Investment Adviser a quarterly fee (the "Management Fee") computed at the annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of the month and payable each calendar quarter (before any repurchases of interests). The Advisory Agreements were approved by the Master Fund Board (including a majority of each Master Fund Board's Independent Managers), at a meeting held in person on March 28, 2005, and were approved on March 28, 2005 by the sole interest holder, an affiliate of the Investment Adviser, of each Master Fund. As discussed further below, the Advisory Agreements were amended on June 23, 2005 by the Master Fund Board at an in-person meeting to reduce the management fee to its present level. The Advisory Agreements' initial term is from March 28, 2005 through March 28, 2007, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Master Fund Board or by vote of a majority of the outstanding voting securities of each Master Fund, provided that in either event the continuance is also approved by a majority of each Master Fund's Independent Managers by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days' prior written notice by the Master Fund Board, by vote of a majority of the outstanding interests of a Master Fund, or by the Adviser. The Advisory Agreement also provides that it will terminate automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder if consent is not obtained by the holders of a majority of the outstanding voting interests of a Master Fund.

When considering the initial approval of the Advisory Agreements between a Master Fund and the Investment Adviser, the Master Fund Board considered, among other information, the following:

-     A report comparing the fees and anticipated expenses of a Master Fund;

-     Information on a relevant peer group of registered funds of Hedge Funds;

- The economic outlook and the general investment outlook in the relevant financial markets;

- The Investment Adviser's results and the financial condition and resources of Credit Suisse Group;

-     Arrangements regarding the distribution of Fund Units;

-     The procedures used to determine the fair value of Master Fund assets;

-     The Adviser's  anticipated  management of the relationship with the Master
      Funds'   administrator,   custodian  and  independent   registered  public
      accounting firm;

- The resources devoted to the Investment Adviser's compliance efforts undertaken on behalf of the private funds it manages and its efforts in regard to its first registered investment companies;

- The quality, nature, cost and character of the administrative and other non-investment management services provided by the Investment Adviser and its affiliates;

-     Investment management staffing; and

- Anticipated operating expenses (including transfer agency expenses) to be paid to third parties.

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

APPROVAL OF AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT (CONTINUED)

In evaluating each Advisory Agreement between a Master Fund and the Investment Adviser, the Master Fund Board reviewed material furnished by the Adviser at the Master Fund Board meetings held on March 9, 2005 and March 28, 2005, including the above referenced considerations and information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Advisory Agreements. The Master Fund Board also took into account the time and attention to be devoted by the investment committee and other investment professionals of the Adviser to each Master Fund and related CSFB Funds in the fund complex. The Master Fund Board evaluated the level of skill required to manage each Master Fund and concluded that resources available at the Adviser were appropriate to effectively fulfill the duties of the Adviser on behalf of each Master Fund. The Master Fund Board also considered the business reputation of the Adviser and Credit Suisse Group, and concluded that the Adviser would be able to meet any reasonably foreseeable obligations under the Advisory Agreements.

The Master Fund Board received information and a presentation concerning the investment philosophy and investment process to be applied by the Adviser in managing each Master Fund. In this regard, the Master Fund Board considered the Adviser's in-house research capabilities and proprietary databases of Portfolio Fund Manager information, as well as other resources available to the Adviser's personnel, including research as a result of investments effected for other investment advisory clients. The Master Fund Board concluded that the Investment Adviser's investment process, research capabilities and philosophy are well suited to each Master Fund, given each such Master Fund's investment objective and policies.

The Master Fund Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements. Nor are the items described herein all encompassing of the matters considered by the Independent Managers. In assessing the information provided by the Adviser and its affiliates, the Master Fund Board also took into consideration the benefits to Members of investing in a Master Fund advised by an experienced fund of Hedge Funds investment manager, which is itself part of a global financial services provider.

Based on its consideration of all factors that it deemed material and assisted by the advice of its counsel, the Master Fund Board concluded that the approval of each Advisory Agreement, including the fee structure (described in the Prospectus), was in the interests of each Master Fund's Members.

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CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

APPROVAL OF AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT (CONTINUED)

When considering the June 23, 2005 amendment of the Advisory Agreement, the Board reviewed the Investment Adviser's request to reduce the Management Fee, paid at the Master Fund level. In evaluating the proposed changes to the Management Fee, the Board considered the nature and quality of the management services, the reasonableness of the fee, and competitive positioning of the Management Fee. The Board then reviewed the administrative services provided by the Adviser to the Master Funds and the feeder funds that are registered investment companies pursuant to, respectively, the Advisory Agreement and the Services Agreement with those feeder funds, and the allocation of those fees. In determining to reduce the Management Fee, the Board noted that the reduction would not diminish the nature or quality of advisory services provided to the Master Funds. The Board relied upon representation of the Adviser that a greater portion of services provided under the Investment Advisory Agreement should be provided under the Services Agreement to certain of feeder funds, because they were more administrative in nature. The Board also relied upon representations from the Investment Adviser concerning the reasonableness of the reallocation of those services and related fees to the Services Agreement.

The Board concluded that, at current asset levels, based on representations of the Adviser, the fee structure and the new apportionment of fees between each feeder fund to the Master Fund is reasonable. The Board requested the Investment Adviser, on an annual basis, provide an assessment of costs and profitability, so that the Board may further examine whether breakpoints should be added based on economies of scale arising from asset growth.

In addition, the Board noted the differential between the expense ratios of feeder funds for taxable investors that also invest in the Master Funds. The Board considered and noted the Investment Adviser's representation that such differential arises from differing Service Fee levels between the feeder funds.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for closed-end management investment companies until fiscal year ending after December 31, 2005.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11. CONTROLS AND PROCEDURES.

(a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.


(b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


ITEM 12. EXHIBITS.

     (a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b)       Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSFB Alternative Capital Multi-Strategy Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ James Vos
                         -------------------------------------------------------
                           James Vos, President and Chairman of the Board (Principal Executive Officer)

Date         December 8, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James Vos
                         -------------------------------------------------------
                           James Vos, President and Chairman of the Board (Principal Executive Officer)

Date         December 8, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Edward Poletti
                         -------------------------------------------------------
                           Edward Poletti, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date         December 8, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.